Common Stock Warrants - Additional Information (Detail)							1 Months Ended			1 Months Ended			1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Amended Venture Loan Payable	Jun. 29, 2012 Amended Venture Loan Payable	Jun. 30, 2012 Amended Venture Loan Payable Restated and amended warrant	Jun. 30, 2012 JMJ Note	Sep. 30, 2012 JMJ Note	Jun. 26, 2012 JMJ Note	Nov. 30, 2011 Warrants issued as part of a registered direct offering	Jan. 31, 2011 Warrants issued to accredited investors	Jan. 26, 2011 Warrants issued to accredited investors	Apr. 30, 2012 Warrants issued pursuant to a Subscription Agreement
Common Stock Warrant [Line Items]
Common Stock, shares issued	28,989,829	18,933,139	12,992,195							3,125,000		2,596,500	1,000,000
Number of warrants issued				225,000		140,000		1,886,792		2,343,750	649,128		100,000
Exercise price of warrants (in dollars per share)					0.01	0.26		0.21	0.21	2.20		6.35	0.50
Number of days after initial issuance on date of closing after which warrants are exercisable										180 days
Expiration period from the date of closing										5 years
Exercisable period							4 years				5 years		7 years